Employee Compensation - Share-Based Compensation (Tables)	12 Months Ended
Oct. 31, 2023
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Summary of Information about our Stock Option Plan
The following table summarizes information about our Stock Option Plan:

(Canadian $, except as noted)		2023		2022
	Number of stock options	Weighted- average exercise price	Number of stock options	Weighted- average exercise price
Outstanding at beginning of year	5,976,870	98.12	5,682,206	87.79
Granted	1,322,817	122.31	1,028,255	135.58
Exercised	(724,853)	76.12	(733,591)	70.64
Forfeited/expired/cancelled	(262,258)	109.19	–	–
Outstanding at end of year	6,312,576	105.26	5,976,870	98.12
Exercisable at end of year	2,759,935	89.99	2,648,426	84.14
Available for grant	10,619,482		11,680,041

Summary of Options Outstanding and Exercisable by Range of Exercise Price
Options outstanding and exercisable at October 31, 2023 by range of exercise price were as follows:

(Canadian $, except as noted)					2023
	Options outstanding			Options exercisable
Range of exercise prices	Number of stock options	Weighted- average remaining contractual life (years)	Weighted-average exercise price	Number of stock options	Weighted-average exercise price
$60.01 to $70.00	230,413	0.1	68.60	230,413	68.60
$70.01 to $80.00	615,909	1.7	77.59	615,909	77.59
$80.01 to $90.00	654,099	5.1	89.90	654,099	89.90
$90.01 to $100.00	1,277,195	5.9	97.07	386,544	96.90
$100.01 and over	3,534,960	7.5	118.27	872,970	101.38

Summary of Further Information about our Stock Option Plan
The following table summarizes additional information about our Stock Option Plan:

(Canadian $ in millions, except as noted)	2023	2022
Unrecognized compensation cost for non-vested stock option awards	14	9
Cash proceeds from stock options exercised	55	52
Weighted-average share price for stock options exercised (in dollars)	123.01	141.50

Summary of Ranges of Values used for each Option Pricing Assumption	To determine the fair value of the stock option tranches on the grant date, the following ranges of values were used as inputs for each option pricing assumption:

	2023	2022
Expected dividend yield	4.5% – 4.6%	4.2%
Expected share price volatility	20.9%	16.8%
Risk-free rate of return	3.2%	1.8% – 1.9%
Expected period until exercise (in years)	6.5 – 7.0	6.5 – 7.0